Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Summary of financial instruments measured at fair value after initial recognition
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Other liabilities	-	-	(601,715)	(601,715)

	-	-	(601,715)	(601,715)
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Investments	2,150,499	-	-	2,150,499
Other liabilities	-	-	(3,327,672)	(3,327,672)

	2,150,499	-	(3,327,672)	(1,177,173)

Summary of fair value utilizing non-observable market inputs
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	3,327,672	1,042,642
Issuance of Offering warrants (Note 11)	-	1,372,247
Change in valuation of financing warrants (Note 11)	(2,200,312)	517,971
Share-based compensation expense on PSUs (Note 11)	(525,645)	394,812

	601,715	3,327,672